CONSOLIDATED STATEMENTS OF PARTNERS CAPITAL - USD ($) $ in Thousands	Total	Outstanding Common Units	Common Limited Partners	General Partner
Beginning Balance at Dec. 31, 2016	$ 190,354		$ 192,268	$ (1,914)
Beginning Balance (in units) at Dec. 31, 2016		37,863,496
Issuance of common units	744		744
Common unit awards under incentive plans	1,045		1,045
Common unit awards under incentive plans (in units)		16,098
Net loss	(75,158)		(74,376)	(782)
Cash distributions	(24,545)		(24,282)	(263)
Unit distributions paid in kind	$ (744)		(744)
Unit distributions paid in kind (in units)	78,342	78,342
Ending Balance at Dec. 31, 2017	$ 91,696		94,655	(2,959)
Ending Balance (in units) at Dec. 31, 2017		37,957,936
Cumulative effect of accounting change	(28,097)		(27,805)	(292)
Beginning Balance, Adjusted at Dec. 31, 2017	63,599		66,850	(3,251)
Common unit awards under incentive plans	158		158
Common unit awards under incentive plans (in units)		709
Net loss	(17,923)		(17,736)	(187)
Ending Balance (in units) at Mar. 31, 2018		37,958,645
Beginning Balance at Dec. 31, 2017	91,696		94,655	(2,959)
Beginning Balance (in units) at Dec. 31, 2017		37,957,936
Beginning Balance, Adjusted at Dec. 31, 2017	63,599		66,850	(3,251)
Net loss	(52,165)
Ending Balance (in units) at Sep. 30, 2018		37,958,645
Beginning Balance at Dec. 31, 2017	91,696		94,655	(2,959)
Beginning Balance (in units) at Dec. 31, 2017		37,957,936
Cumulative effect of accounting change	(28,097)		(27,805)	(292)
Beginning Balance, Adjusted at Dec. 31, 2017	63,599		66,850	(3,251)
Common unit awards under incentive plans	2,522		2,522
Common unit awards under incentive plans (in units)		709
Net loss	(72,699)		(71,942)	(757)
Ending Balance at Dec. 31, 2018	(6,578)		(2,570)	(4,008)
Ending Balance (in units) at Dec. 31, 2018		37,958,645
Beginning Balance (in units) at Mar. 31, 2018		37,958,645
Common unit awards under incentive plans	1,755		1,755
Net loss	(17,017)		(16,840)	(177)
Ending Balance (in units) at Jun. 30, 2018		37,958,645
Common unit awards under incentive plans	113		113
Net loss	(17,225)		(17,046)	(179)
Ending Balance (in units) at Sep. 30, 2018		37,958,645
Net loss	(20,534)
Ending Balance at Dec. 31, 2018	(6,578)		(2,570)	(4,008)
Ending Balance (in units) at Dec. 31, 2018		37,958,645
Common unit awards under incentive plans	277		277
Common unit awards under incentive plans (in units)		301,826
Net loss	(22,534)		(22,300)	(234)
Ending Balance (in units) at Mar. 31, 2019		38,260,471
Beginning Balance at Dec. 31, 2018	(6,578)		(2,570)	(4,008)
Beginning Balance (in units) at Dec. 31, 2018		37,958,645
Net loss	(99,584)
Ending Balance at Sep. 30, 2019	(104,025)
Ending Balance (in units) at Sep. 30, 2019		39,565,454
Beginning Balance (in units) at Mar. 31, 2019		38,260,471
Common unit awards under incentive plans	2,289		2,287	2
Common unit awards under incentive plans (in units)		1,273,376
Net loss	(34,398)		(34,041)	(357)
Ending Balance (in units) at Jun. 30, 2019		39,533,847
Common unit awards under incentive plans	248	$ 31,983	250	(2)
Net loss	(42,652)		$ (42,225)	$ (427)
Ending Balance at Sep. 30, 2019	$ (104,025)
Ending Balance (in units) at Sep. 30, 2019		39,565,454